Long-Term Debt (Narrative) (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 26, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate		8.40%	8.10%	7.60%
Market value		$ 20,000,000	$ 19,700,000	$ 20,500,000
Borrowed principal amount		12,711,544	12,575,294	$ 12,818,693
Purchase accounting adjustment and original issue discount			$ 234,900
Senior Secured Credit Facility [Member]
Long Term Debt Other Disclosures [Abstract]
Percentage of subsidary stock as collateral				100.00%
Senior Secured Credit Facility [Member] | Fed Fund Rate [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			0.50%
Subsidiary Senior Revolving Credit Facility Due 2018 [Member]
Long Term Debt Other Disclosures [Abstract]
Line of credit facility maximum borrowing capacity			$ 0	$ 75,000
Letters Of Credit Outstanding Amount			$ 62,200
Term Loan B And C [Member] | Senior Secured Credit Facility [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			2.65%
Term Loan B And C [Member] | Senior Secured Credit Facility [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			3.65%
Term Loan D [Member] | Senior Secured Credit Facility [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			5.75%
Term Loan D [Member] | Senior Secured Credit Facility [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			6.75%
Term Loan E [Member] | Senior Secured Credit Facility [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			6.50%
Term Loan E [Member] | Senior Secured Credit Facility [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			7.50%
Receivables Based Facility Due 2017 [Member]
Long Term Debt Other Disclosures [Abstract]
Borrowed principal amount		$ 120,000		$ 247,000
Line of credit facility maximum borrowing capacity			$ 535,000
Percentage of eligible accounts receivable			90.00%
Debt Instrument Restrictive Covenants			Borrowings under the receivables based credit facility will mature, and lending commitments thereunder will terminate, on the fifth anniversary of the effectiveness of the receivables based credit facility (December 24, 2017), provided that, (a) the maturity date will be October 31, 2015 if on October 30, 2015, greater than $500.0 million in aggregate principal amount is owing under certain of iHeartCommunications' term loan credit facilities, (b) the maturity date will be May 3, 2016 if on May 2, 2016 greater than $500.0 million aggregate principal amount of iHeartCommunications' 10.75% senior cash pay notes due 2016 and 11.00%/11.75% senior toggle notes due 2016 are outstanding and (c) in the case of any debt under clauses (a) and (b) that is amended or refinanced in any manner that extends the maturity date of such debt to a date that is on or before the date that is five years after the effectiveness of the receivables based credit facility, the maturity date will be one day prior to the maturity date of such debt after giving effect to such amendment or refinancing if greater than $500,000,000 in aggregate principal amount of such debt is outstanding.
Receivables Based Facility Due 2017 [Member] | Minimum [Member]
Long Term Debt Other Disclosures [Abstract]
Commitment fee rate			0.25%
Receivables Based Facility Due 2017 [Member] | Maximum [Member]
Long Term Debt Other Disclosures [Abstract]
Commitment fee rate			0.375%
Receivables Based Facility Due 2017 [Member] | Fed Fund Rate [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			0.50%
Receivables Based Facility Due 2017 [Member] | Base Rate Loans [Member] | Minimum [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			0.50%
Receivables Based Facility Due 2017 [Member] | Base Rate Loans [Member] | Maximum [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			1.00%
Receivables Based Facility Due 2017 [Member] | Euro Currency Rate Loans [Member] | Minimum [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			1.50%
Receivables Based Facility Due 2017 [Member] | Euro Currency Rate Loans [Member] | Maximum [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages			2.00%
Senior Notes Due 2021 [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount held by subsidiary			$ 423,400
Debt Instrument, Interest Rate Terms			The Senior Notes due 2021 mature on February 1, 2021. Interest on the Senior Notes due 2021 is payable semi-annually on February 1 and August 1 of each year, which began on August 1, 2013. Interest on the Senior Notes due 2021 will be paid at the rate of (i) 12.0% per annum in cash and (ii) 2.0% per annum through the issuance of payment-in-kind notes (the "PIK Notes").
iHeart Communications Legacy Note [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount held by subsidiary			$ 57,100
Senior Notes Due 2018 [Member]
Long Term Debt Other Disclosures [Abstract]
Interest rate		10.00%	10.00%
Principal amount held by subsidiary			$ 120,000
Term Loan B [Member]
Long Term Debt Other Disclosures [Abstract]
Early Repayment of Senior Debt	$ 916,100
Term Loan C [Member]
Long Term Debt Other Disclosures [Abstract]
Early Repayment of Senior Debt	$ 15,200
10.625% Priority Guarantee Notes Due 2023 [Member]
Long Term Debt Other Disclosures [Abstract]
Borrowed principal amount		$ 950,000
Maturity date		Mar. 15, 2023
Interest rate		10.625%	10.625%
Debt instrument frequency of payment		Semi-annually in arrears on March 15 and September 15 of each year